Market risk	12 Months Ended
Dec. 31, 2025
Market risk [Abstract]
Market risk	The Group’s policy is to optimise reward while managing its
market risk exposures within the risk appetite defined by the
Board. The Group market risk policy and procedures outlines the hedging process, and the centralisation of risk from divisions into
Group Corporate Treasury (GCT), for example via the transfer pricing framework. GCT is responsible for managing the
centralised risk and does this through natural offsets of matching assets and liabilities, and appropriate hedging activity of the residual exposures, subject to the authorisation and mandate of GALCO within the Board risk appetite. The hedges are
externalised to the market by derivative desks within GCT
and the Commercial Bank. The Group mitigates income
statement volatility through hedge accounting. This reduces
the accounting volatility arising from the Group’s economic
hedging activities and any hedge accounting ineffectiveness
is continuously monitored.
The Group establishes hedge accounting relationships for
interest rate risk components using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the
structural hedge may be designated into cash flow hedges to
manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of
ineffectiveness, which the Group may decide to not fully
mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the
underlying economically hedged item.
The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group structural hedge.
Consistent with the Group’s strategy to deliver stable returns,
GALCO seeks to minimise large reinvestment risk, and to smooth earnings over a range of investment tenors. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed
regularly by GALCO.
The Group’s exposure to pipeline and prepayment risks are
managed through hedging in line with expected customer
behaviour. These are appropriately monitored and controlled
through divisional ALCOs.
Economic foreign exchange exposures arising from non-functional currency flows are identified by divisions and transferred and managed centrally. The Group also has a policy of forward hedging its forecasted currency profit and loss to year end.
The Group’s structural foreign currency exposure is represented by its investments in overseas subsidiaries and branches which create capital resources denominated in foreign currencies,
principally USD and EUR. Gains or losses on structural foreign currency exposures are taken to reserves, resulting in a
movement in CET1 capital. The Group’s main overseas operations are in America and Europe and do not represent a significant proportion on its overall portfolio.
The Group manages foreign currency accounting exposure via
cash flow hedge accounting, utilising currency swaps and
forward foreign exchange trades. All non-structural foreign
exchange exposures in the non-trading book are managed
centrally within allocated exposure limits.